Disclosure of Research and Development and Revenue Related Milestone Payments Explanatory (Details) $ in Thousands	Mar. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 41,066
Less Than One Year [Member]
IfrsStatementLineItems [Line Items]
Total	28
One To Three Years [Member]
IfrsStatementLineItems [Line Items]
Total	111
Four To Five Years [Member]
IfrsStatementLineItems [Line Items]
Total	909
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Total	40,018
Research and Development Mile StonePayments [Member]
IfrsStatementLineItems [Line Items]
Total	8,757
Research and Development Mile StonePayments [Member] | Less Than One Year [Member]
IfrsStatementLineItems [Line Items]
Total	28
Research and Development Mile StonePayments [Member] | One To Three Years [Member]
IfrsStatementLineItems [Line Items]
Total	111
Research and Development Mile StonePayments [Member] | Four To Five Years [Member]
IfrsStatementLineItems [Line Items]
Total	909
Research and Development Mile StonePayments [Member] | More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Total	7,709
Revenue Related Mile StonePayments [Member]
IfrsStatementLineItems [Line Items]
Total	32,309
Revenue Related Mile StonePayments [Member] | Less Than One Year [Member]
IfrsStatementLineItems [Line Items]
Total
Revenue Related Mile StonePayments [Member] | One To Three Years [Member]
IfrsStatementLineItems [Line Items]
Total
Revenue Related Mile StonePayments [Member] | Four To Five Years [Member]
IfrsStatementLineItems [Line Items]
Total
Revenue Related Mile StonePayments [Member] | More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Total	$ 32,309